Earnings Per Share (''EPS'') (Tables)	12 Months Ended
Jun. 28, 2015
Earnings Per Share [Abstract]
Reconciliation of the Components of the Basic and Diluted Per Share

A reconciliation of the components of the basic and diluted per share computations follows (in thousands, except per share amounts):

	2015	2014	2013
Net Income Attributable to STRATTEC	$20,654	$16,424	$9,375
Less: Income Attributable to Participating Securities	258	296	171
Net Income Attributable to Common Shareholders	$20,396	$16,128	$9,204

Weighted Average Shares of Common Stock Outstanding	3,515	3,428	3,327
Incremental Shares – Stock based Compensation	89	85	52
Diluted Weighted Average Shares of Common Stock Outstanding	3,604	3,513	3,379
Basic Earnings Per Share	$5.80	$4.70	$2.77
Diluted Earnings Per Share	$5.66	$4.59	$2.72

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

Options to purchase shares of common stock that were excluded from the calculation of diluted earnings per share because their inclusion would have been antidilutive were as follows:

Number of Options Excluded
June 29, 2015	10,000
June 29, 2014	—
June 30, 2013	248,000